UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

# MFS® Emerging Growth Fund

2/29/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Emerging Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08

Issuer	Shares/Par	Value ($)
Common Stocks – 95.5%
Aerospace – 3.0%
Lockheed Martin Corp.	456,600	$47,121,117
Rockwell Collins, Inc.	100,180	5,900,602
United Technologies Corp.	348,400	24,565,684

		$77,587,403

Apparel Manufacturers – 1.2%
Li & Fung Ltd.	1,566,000	$5,620,083
NIKE, Inc., “B”	208,409	12,546,222
Phillips-Van Heusen Corp.	289,500	10,569,645
Quiksilver, Inc. (a)	438,800	3,949,200

		$32,685,150

Automotive – 0.3%
BorgWarner Transmission Systems, Inc.	199,100	$8,583,201

Biotechnology – 4.5%
Celgene Corp. (a)	300,800	$16,956,096
Genentech, Inc. (a)	157,400	11,923,050
Genzyme Corp. (a)	584,980	41,486,782
Gilead Sciences, Inc. (a)	678,480	32,105,674
Millipore Corp. (a)	196,907	13,763,799

		$116,235,401

Broadcasting – 0.9%
Grupo Televisa S.A., ADR	635,520	$13,981,440
News Corp., “A”	466,400	8,586,424

		$22,567,864

Brokerage & Asset Managers – 4.2%
Bolsa de Mercadorias & Futuros	887,400	$9,463,151
Charles Schwab Corp.	781,600	15,327,176
CME Group, Inc.	16,600	8,520,780
Deutsche Boerse AG	124,560	19,467,505
EFG International	216,883	7,319,190
GFI Group, Inc. (a)	56,450	4,321,248
Goldman Sachs Group, Inc.	49,260	8,355,974
ICAP PLC	1,556,500	19,363,266
Invesco Ltd.	685,670	17,560,009

		$109,698,299

Business Services – 1.7%
Amdocs Ltd. (a)	514,660	$15,954,460
CoStar Group, Inc. (a)(l)	96,200	3,994,224
Satyam Computer Services Ltd., ADR	387,930	9,690,491
Western Union Co.	724,800	15,075,840

		$44,715,015

Chemicals – 0.8%
Monsanto Co.	170,600	$19,735,008

Computer Software – 4.1%
Adobe Systems, Inc. (a)	140,400	$4,724,460
Akamai Technologies, Inc. (a)	153,900	5,411,124
Salesforce.com, Inc. (a)	293,500	17,527,820
Synopsys, Inc. (a)	411,890	9,559,967
VeriSign, Inc. (a)	2,038,276	70,932,005

		$108,155,376

MFS Emerging Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 1.4%
Apple Computer, Inc. (a)	100,400	$12,552,008
EMC Corp. (a)	1,464,525	22,758,719

		$35,310,727

Consumer Goods & Services – 3.4%
Apollo Group, Inc., “A” (a)	300,850	$18,466,173
Avon Products, Inc.	362,370	13,791,802
Capella Education Co. (a)	80,554	4,246,001
New Oriental Education & Technology Group, Inc., ADR (a)	305,543	19,050,606
Priceline.com, Inc. (a)(l)	110,340	12,580,967
Strayer Education, Inc.	126,800	19,742,760

		$87,878,309

Electrical Equipment – 1.5%
Danaher Corp.	523,400	$38,810,110

Electronics – 5.0%
ARM Holdings PLC	4,180,420	$7,457,437
Flextronics International Ltd. (a)	762,300	7,729,722
Hittite Microwave Corp. (a)	308,126	10,202,052
Intel Corp.	1,870,900	37,324,455
Intersil Corp., “A”	870,530	20,257,233
Marvell Technology Group Ltd. (a)	856,600	9,688,146
National Semiconductor Corp.	1,047,180	17,247,055
Nintendo Co. Ltd.	30,200	14,983,971
SanDisk Corp. (a)	207,300	4,881,915

		$129,771,986

Energy - Independent – 4.7%
Apache Corp.	229,700	$26,348,887
CONSOL Energy, Inc.	207,350	15,754,453
Sandridge Energy, Inc. (a)(l)	150,200	5,653,528
Ultra Petroleum Corp. (a)	335,010	26,288,235
Valero Energy Corp.	144,800	8,365,096
XTO Energy, Inc.	663,000	40,913,730

		$123,323,929

Energy - Integrated – 3.1%
Hess Corp.	380,465	$35,451,729
Marathon Oil Corp.	469,200	24,942,672
Petroleo Brasileiro S.A., ADR	181,100	21,250,274

		$81,644,675

Engineering - Construction – 1.5%
Fluor Corp.	166,350	$23,164,238
Foster Wheeler Ltd. (a)	115,900	7,585,655
Quanta Services, Inc. (a)	313,140	7,477,783

		$38,227,676

Entertainment – 1.3%
DreamWorks Animation, Inc., “A” (a)	769,820	$19,538,032
TiVo, Inc. (a)(l)	1,531,500	13,293,420

		$32,831,452

Food & Beverages – 3.8%
General Mills, Inc.	178,700	$10,005,413
Hain Celestial Group, Inc. (a)	290,250	7,836,750
Nestle S.A.	80,742	38,538,148

MFS Emerging Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
PepsiCo, Inc.	616,000	$42,848,960

		$99,229,271

Food & Drug Stores – 1.8%
CVS Caremark Corp.	911,200	$36,794,256
Whole Foods Market, Inc. (l)	283,100	9,950,965

		$46,745,221

Gaming & Lodging – 2.7%
International Game Technology	712,200	$32,155,830
Melco PBL Entertainment (Macau) Ltd., ADR (a)	389,800	4,708,784
MGM Mirage (a)	68,488	4,218,176
Pinnacle Entertainment, Inc. (a)	397,000	6,217,020
Royal Caribbean Cruises Ltd.	463,310	16,220,483
Wynn Resorts Ltd.	66,400	6,686,480

		$70,206,773

General Merchandise – 0.7%
Kohl’s Corp. (a)	407,450	$18,107,078

Insurance – 0.3%
Aflac, Inc.	120,000	$7,489,200

Internet – 3.1%
Google, Inc., “A” (a)	118,310	$55,745,306
Omniture, Inc. (a)	419,620	9,642,868
Tencent Holdings Ltd.	1,395,000	8,622,360
Yahoo!, Inc. (a)	272,800	7,578,384

		$81,588,918

Leisure & Toys – 1.9%
Activision, Inc. (a)	426,700	$11,627,575
Electronic Arts, Inc. (a)	590,640	27,931,366
THQ, Inc. (a)	482,800	9,033,188

		$48,592,129

Machinery & Tools – 2.4%
Bucyrus International, Inc., “A”	361,220	$36,078,654
Flowserve Corp.	255,270	27,798,903

		$63,877,557

Major Banks – 1.4%
JPMorgan Chase & Co.	168,000	$6,829,200
State Street Corp.	335,406	26,346,141
UnionBanCal Corp.	51,100	2,379,727

		$35,555,068

Medical & Health Technology & Services – 1.7%
IDEXX Laboratories, Inc. (a)	646,460	$35,859,136
VCA Antech, Inc. (a)	304,200	9,767,862

		$45,626,998

Medical Equipment – 6.0%
Advanced Medical Optics, Inc. (a)	906,548	$20,741,818
Becton, Dickinson & Co.	409,400	37,017,948
C.R. Bard, Inc.	231,340	21,928,719
Conceptus, Inc. (a)(l)	1,036,580	17,684,055
Medtronic, Inc.	252,200	12,448,592
ResMed, Inc. (a)	206,820	8,374,142
St. Jude Medical, Inc. (a)	450,000	19,341,000

MFS Emerging Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Stryker Corp.	203,900	$13,275,929
Thoratec Corp. (a)	403,138	5,849,532

		$156,661,735

Metals & Mining – 2.3%
Cameco Corp.	337,400	$13,242,950
Century Aluminum Co. (a)	274,200	18,132,846
Companhia Vale do Rio Doce, ADR	685,645	23,887,872
Rio Tinto PLC, ADR	8,300	3,771,935

		$59,035,603

Network & Telecom – 3.6%
Cisco Systems, Inc. (a)	1,219,800	$29,726,526
NICE Systems Ltd., ADR (a)	575,290	18,570,361
Nokia Corp., ADR	458,300	16,503,383
QLogic Corp. (a)	975,060	15,454,701
Research in Motion Ltd. (a)	129,795	13,472,721

		$93,727,692

Oil Services – 4.1%
Exterran Holdings, Inc. (a)	103,187	$7,186,975
National Oilwell Varco, Inc. (a)	487,741	30,386,264
Noble Corp.	794,649	39,056,998
Smith International, Inc.	140,900	8,880,927
Weatherford International Ltd. (a)	327,500	22,571,300

		$108,082,464

Other Banks & Diversified Financials – 0.2%
New York Community Bancorp, Inc. (l)	307,080	$5,014,616

Pharmaceuticals – 3.8%
Abbott Laboratories	153,100	$8,198,505
Allergan, Inc.	240,970	14,272,653
Elan Corp. PLC, ADR (a)(l)	1,390,300	31,657,131
Merck & Co., Inc.	556,500	24,652,950
Roche Holding AG	105,830	20,756,229

		$99,537,468

Precious Metals & Minerals – 0.7%
Agnico Eagle Mines Ltd.	96,800	$6,659,840
Goldcorp, Inc.	249,300	10,772,253

		$17,432,093

Printing & Publishing – 0.2%
Playboy Enterprises, Inc., “B” (a)(l)	554,620	$4,470,237

Restaurants – 0.1%
Red Robin Gourmet Burgers, Inc. (a)	72,700	$2,423,091

Specialty Chemicals – 0.3%
Praxair, Inc.	110,100	$8,838,828

Specialty Stores – 4.1%
Advance Auto Parts, Inc.	238,200	$7,989,228
Dick’s Sporting Goods, Inc. (a)	463,640	12,787,191
Lowe’s Cos., Inc.	759,300	18,200,421
Nordstrom, Inc.	864,360	32,007,251
PetSmart, Inc.	717,780	15,453,803
TJX Cos., Inc.	544,820	17,434,240

MFS Emerging Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Williams-Sonoma, Inc.	106,300	$2,483,168

		$106,355,302

Telecommunications - Wireless – 2.6%
America Movil S.A.B. de C.V., “L”, ADR	744,620	$45,019,725
Rogers Communications, Inc., “B”	600,300	23,723,773

		$68,743,498

Telephone Services – 1.9%
American Tower Corp., “A” (a)	726,578	$27,929,658
AT&T, Inc.	608,100	21,180,123

		$49,109,781

Tobacco – 1.6%
Altria Group, Inc.	585,300	$42,808,842

Trucking – 0.3%
Expeditors International of Washington, Inc.	122,200	$4,804,904
Werner Enterprises, Inc.	239,100	4,253,589

		$9,058,493

Utilities - Electric Power – 1.3%
FPL Group, Inc.	274,500	$16,549,605
NRG Energy, Inc.	393,480	16,238,920

		$32,788,525

Total Common Stocks		$2,488,868,062

Collateral for Securities Loaned – 3.0%
Citigroup Global Markets, Inc., 3.10%, dated 2/29/08, due 3/03/08, total to be received $78,221,377 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account), at Net Asset Value	78,201,175	$78,201,175

Money Market Funds (v) – 4.4%
MFS Institutional Money Market Portfolio, 3.41%, at Net Asset Value	113,864,833	$113,864,833

Total Investments		$2,680,934,070

Other Assets, Less Liabilities – (2.9)%		(75,350,443)

Net Assets – 100.0%		$2,605,583,627

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Emerging Growth Fund

Supplemental Information (Unaudited) 2/29/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 include quoted prices in active markets for identical assets or liabilities. Level 2 include other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 include unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of February 29, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,467,923,896	$213,010,174	$—	$2,680,934,070
Other Financial Instruments	—	—	—	—

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 11/30/07	$11,040	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	(184,815)	—
Change in unrealized appreciation (depreciation)	182,700	—
Net purchases (sales)	(8,925)	—
Transfers in and/or out of Level 3	—	—
Balance as of 2/29/08	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,506,217,528

Gross unrealized appreciation	$308,729,502
Gross unrealized depreciation	(134,012,960)

Net unrealized appreciation (depreciation)	$174,716,542

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended February 29, 2008, is set forth below:

Underlying Fund	Beginning Shares Amount	Acquisitions Shares Amount	Dispositions Shares Amount	Ending Shares Amount
MFS Institutional Money Market Portfolio	125,779,685	194,598,245	(206,513,097)	113,864,833

Underlying Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,211,816	$113,864,833

(4) Subsequent Event

Effective April 1, 2008 the fund’s name will change to the MFS Growth Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: April 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: April 14, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2008

*	Print name and title of each signing officer under his or her signature.